Equity - Additional paid-in capital (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended					12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
Equity
Capital contributions made by ultimate parent	$ 17,000	$ 17,000
Increase to additional paid in capital for share-based compensation expense			$ 52	$ 63	$ 4	$ 1	$ 44	$ 52